Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Impact of the Decrease in Shareholding on the Equity Attributable to Shareholders of the Group	The table below shows the impact of the decrease in shareholding on the equity attributable to shareholders of the Group.

€ million 2020
67.2% share of HUL’s net assets acquired before acquisition of GSKCH	718
61.9% share of HUL’s net assets acquired after acquisition of GSKCH	661

Loss recognised in equity due to dilution	(57)
Gain arising from proportionate share of GSKCH’s net assets acquired	3,001

Net gain arising from the Main Horlicks Acquisition recognised in equity	2,944

Effect of Acquisitions on Consolidated Balance Sheet

	€ million 2020	€ million 2019	€ million 2018

Net assets acquired	3,857	771	815
Non-controlling interest	(27)	(25)	(17)
Goodwill	2,507	421	496
Total payment for acquisition	6,337	1,167	1,294
Exchange rate gain/(loss) on cash flow hedge	—	—	(100)

Total consideration	6,337	1,167	1,194

In 2020 the net assets acquired and total payment for acquisitions consist of:

	Main Horlicks Acquisition	Other acquisitions	€ million 2020

Intangible assets	3,345	737	4,082
Other non-current assets	249	35	284
Trade and other receivables	77	26	103
Other current assets (a)	560	95	655
Non-current liabilities (b)	(905)	(202)	(1,107)
Current liabilities	(122)	(38)	(160)

Net assets acquired	3,204	653	3,857
Non-controlling interest	—	(27)	(27)
Goodwill	2,090	417	2,507
Exchange rate gain/(loss) on cash flow hedges	—	—	—

Total consideration	5,294	1,043	6,337
Of which
Consideration paid (c)	5,294	1,019	6,313
Deferred consideration	—	24	24

(a)	Other current assets include financial assets of €463 million and cash of €36 million related to the Main Horlicks Acquisition.
(b)	Non-current liabilities include deferred tax of €746 million related to the Main Horlicks Acquisition.
(c)	For the Main Horlick Acquisition consideration paid was €449 million in cash and €4,845 million in equity shares. For the other acquisitions all consideration was paid in cash.

Summary of Impact of Disposals	The following table sets out the effect of the disposals in 2020, 2019 and 2018 on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up to their date of disposal.

	€ million 2020	€ million 2019	€ million 2018
Goodwill and intangible assets	1	82	2,510
Other non-current assets	21	19	666
Current assets	5	15	261
Trade creditors and other payables	(1)	(12)	(107)

Net assets sold	26	104	3,330
(Gain)/loss on recycling of currency retranslation on disposal	—	—	(71)
Profit/(loss) on sale attributable to Unilever	9	65	4,331

Consideration	35	169	7,590

Cash	34	168	7,135
Cash balances of businesses sold	—	1	321
Non-cash items and deferred consideration	1	—	134

	35	169	7,590